Segall Bryant & Hamill Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

December 19, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-0213

Re:	Segall Bryant & Hamill Trust (the “Registrant”)
	File Nos.	002-75677
811-03373
Rule 497(j) certification

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant hereby certifies that the Prospectus and Statement of Additional Information for the Segall Bryant & Hamill Short Term Plus Fund that would have been filed pursuant to Rule 497(c) under the Securities Act does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A filed electronically with the U.S. Securities and Exchange Commission via EDGAR on December 12, 2018 (Accession No. 0001398344-18-017873).

Please address any comments or questions to the undersigned at (303) 312-5009.

Sincerely,

/s/ Derek W. Smith
Derek W. Smith
Secretary

cc: Peter H. Schwartz, Davis Graham & Stubbs LLP